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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-002361

ING Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2009 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 37.9%
		Advertising: 0.1%
$3,280,000	#	Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	$3,558,800
			3,558,800
		Agriculture: 0.5%
8,994,000		Altria Group, Inc., 9.700%, due 11/10/18	11,188,869
620,000		Philip Morris International, Inc., 5.650%, due 05/16/18	661,068
2,798,000		Philip Morris International, Inc., 6.875%, due 03/17/14	3,199,437
			15,049,374
		Apartments: 0.1%
2,542,000		AvalonBay Communities, Inc., 5.700%, due 03/15/17	2,600,100
			2,600,100
		Banks: 7.4%
6,714,000		American Express Bank FSB, 5.500%, due 04/16/13	7,091,716
4,100,000		Bank of America Corp., 5.420%, due 03/15/17	3,923,265
6,229,000		Bank of America Corp., 8.000%, due 12/29/49	5,546,239
3,090,000	@@	Bank of Ireland, 0.563%, due 12/29/49	1,081,500
970,000	@@	Barclays Bank PLC, 0.875%, due 08/29/49	523,800
16,627,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	16,759,558
6,832,000	@@, #	Barclays Bank PLC, 7.375%, due 06/29/49	6,080,480
2,140,000		Capital One Financial Corp., 7.375%, due 05/23/14	2,390,635
13,279,000		Citigroup, Inc., 5.000%, due 09/15/14	12,649,668
5,867,000		Citigroup, Inc., 6.125%, due 05/15/18	5,786,428
3,053,000		Citigroup, Inc., 6.375%, due 08/12/14	3,159,742
6,294,000		Citigroup, Inc., 8.500%, due 05/22/19	7,116,852
7,026,000	@@	Credit Suisse/New York NY, 5.300%, due 08/13/19	7,217,873
3,280,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	2,313,515
13,641,000		Fifth Third Bancorp., 8.250%, due 03/01/38	12,746,737
10,773,000		First Tennessee Bank NA, 5.650%, due 04/01/16	8,865,533
3,650,000		Goldman Sachs Group, Inc., 5.250%, due 04/01/13	3,881,812
4,974,000		Goldman Sachs Group, Inc., 5.450%, due 11/01/12	5,330,810
6,202,000		Goldman Sachs Group, Inc., 5.500%, due 11/15/14	6,571,267
5,850,000		Goldman Sachs Group, Inc., 6.000%, due 05/01/14	6,368,474
3,100,000		Goldman Sachs Group, Inc., 6.250%, due 09/01/17	3,283,660
7,340,000	@@	HSBC Bank PLC, 1.288%, due 06/29/49	4,257,200
7,919,000	@@, #	HSBC Capital Funding L.P./Jersey Channel Islands, 9.547%, due 12/29/49	8,077,380
3,796,000		JPMorgan Chase & Co., 4.650%, due 06/01/14	3,963,309
5,734,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	6,014,473
8,333,000		Morgan Stanley, 4.750%, due 04/01/14	8,279,769
9,607,000		Morgan Stanley, 7.300%, due 05/13/19	10,588,845
13,106,000		National City Preferred Capital Trust I, 12.000%, due 12/29/49	14,825,140
12,495,000	@@, #	Rabobank, 11.000%, due 12/29/49	15,349,108
4,439,000		Wachovia Bank NA, 6.000%, due 11/15/17	4,664,910
10,798,000		Wachovia Bank NA, 6.600%, due 01/15/38	11,892,636
1,586,000		Wachovia Corp., 5.250%, due 08/01/14	1,612,386
3,887,000		Wells Fargo Capital XIII, 7.700%, due 12/29/49	3,439,995
			221,654,715
		Beverages: 0.8%
8,214,000	#	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	8,774,063
7,979,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 01/15/19	9,457,381
3,790,000		Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	4,315,537
1,606,000		Dr Pepper Snapple Group, Inc., 7.450%, due 05/01/38	2,006,686
			24,553,667
		Building Materials: 0.1%
3,824,000	@@, #	Voto-Votorantim Overseas Trading Operations NV, 6.625%, due 09/25/19	3,828,780
			3,828,780
		Chemicals: 0.5%
3,616,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	4,003,201
3,316,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	4,011,750
5,995,000		Dow Chemical Co., 7.600%, due 05/15/14	6,638,461
			14,653,412
		Coal: 0.1%
3,700,000	#	Arch Coal, Inc., 8.750%, due 08/01/16	3,829,500
			3,829,500
		Commercial Services: 0.4%
6,819,000		RR Donnelley & Sons Co., 8.600%, due 08/15/16	7,191,761
6,555,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	6,276,413
			13,468,174
		Computers: 0.4%
6,750,000		Hewlett-Packard Co., 4.750%, due 06/02/14	7,252,133
6,235,000	@@	Seagate Technology, Inc., 6.800%, due 10/01/16	5,751,788
			13,003,921
		Diversified Financial Services: 3.7%
12,918,000	@@, #	Aiful Corp., 4.450%, due 02/16/10	8,591,000
3,018,000		American Express Credit Corp., 5.125%, due 08/25/14	3,125,233
4,859,000		American Express Credit Corp., 7.300%, due 08/20/13	5,393,174
3,840,000		Capital One Bank USA NA, 6.500%, due 06/13/13	4,097,303
9,127,000		Capital One Bank USA NA, 8.800%, due 07/15/19	10,568,308
5,412,000		Capital One Capital V, 10.250%, due 08/15/39	5,995,343

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$3,403,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	$3,128,470
8,190,000	@@	Credit Suisse/Guernsey, 5.860%, due 12/31/49	6,265,350
7,168,000		FIA Card Services NA, 6.625%, due 06/15/12	7,689,952
6,198,000		Fund American Cos., Inc., 5.875%, due 05/15/13	5,926,162
7,666,000		General Electric Capital Corp., 5.875%, due 01/14/38	7,053,418
1,157,000		General Electric Capital Corp., 6.000%, due 08/07/19	1,175,875
7,130,000		General Electric Capital Corp., 6.875%, due 01/10/39	7,491,569
3,124,000	@@, #	Iberdrola Finance Ireland, Ltd., 3.800%, due 09/11/14	3,171,026
4,259,000	@@, #	Iberdrola Finance Ireland, Ltd., 5.000%, due 09/11/19	4,297,369
11,976,000		International Lease Finance Corp., 6.625%, due 11/15/13	9,504,010
6,907,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	6,890,361
6,334,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	6,759,575
2,626,000		National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	3,478,557
576,946	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	589,305
4,098,000	#, ±	Twin Reefs Pass-through Trust, due 12/10/49	13,319
			111,204,679
		Electric: 4.2%
6,565,000	@@, #	Abu Dhabi National Energy Co., 4.750%, due 09/15/14	6,584,899
3,120,000		AES Corp., 8.000%, due 10/15/17	3,155,100
4,854,000	#	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	4,859,757
2,277,000	#	Allegheny Energy Supply Co. LLC, 6.750%, due 10/15/39	2,306,289
3,541,000		Ameren Corp., 8.875%, due 05/15/14	3,984,050
1,760,000		Commonwealth Edison Co., 6.150%, due 03/15/12	1,910,943
13,524,000		Commonwealth Edison Co., 6.950%, due 07/15/18	15,342,897
4,306,000		DTE Energy Co., 7.050%, due 06/01/11	4,582,859
658,000		DTE Energy Co., 7.625%, due 05/15/14	727,017
2,848,000		Duke Energy Corp., 3.950%, due 09/15/14	2,893,377
5,648,000		Duke Energy Corp., 6.300%, due 02/01/14	6,254,211
3,534,000		Entergy Texas, Inc., 7.125%, due 02/01/19	3,965,971
2,916,000		Exelon Generation Co. LLC, 6.250%, due 10/01/39	2,986,418
2,201,000	#	FirstEnergy Solutions Corp., 4.800%, due 02/15/15	2,264,230
2,832,000	#	FirstEnergy Solutions Corp., 6.050%, due 08/15/21	2,932,686
1,054,000	#	FirstEnergy Solutions Corp., 6.800%, due 08/15/39	1,120,862
3,197,000		Indiana Michigan Power, 7.000%, due 03/15/19	3,690,738
2,236,000		Jersey Central Power and Light, 7.350%, due 02/01/19	2,644,761
803,006	#	Juniper Generation, LLC, 6.790%, due 12/31/14	737,127
6,504,000		Metropolitan Edison, 7.700%, due 01/15/19	7,696,456
2,398,000		Nevada Power Co., 7.125%, due 03/15/19	2,732,423
9,278,000		NorthWestern Corp., 5.875%, due 11/01/14	9,788,077
4,673,000		Oncor Electric Delivery Co., 6.800%, due 09/01/18	5,386,020
6,356,000		Oncor Electric Delivery Co., 7.500%, due 09/01/38	8,214,119
3,317,000		Progress Energy, Inc., 6.050%, due 03/15/14	3,641,515
2,607,000		Progress Energy, Inc., 7.050%, due 03/15/19	3,040,810
5,053,000		Sierra Pacific Power Co., 6.250%, due 04/15/12	5,397,680
6,562,000		Southwestern Electric Power, 5.550%, due 01/15/17	6,745,526
			125,586,818
		Electronics: 0.2%
4,360,000		Jabil Circuit, Inc., 7.750%, due 07/15/16	4,447,200
			4,447,200
		Energy - Alternate Sources: 0.0%
4,000,000		Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	400
4,900,000		Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	490
617,699	I	PEA Lima, LLC, 0.000%, due 03/20/14	62
			952
		Entertainment: 0.6%
3,865,000		AMC Entertainment, Inc., 8.750%, due 06/01/19	4,009,938
6,230,000	#	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	6,292,300
4,560,000	#	Warner Music Group, 9.500%, due 06/15/16	4,833,600
1,565,000	+	WMG Holdings Corp., 0.000% (step rate 9.500%), due 12/15/14	1,514,138
			16,649,976
		Food: 0.8%
7,616,000		Kraft Foods, Inc., 6.125%, due 02/01/18	8,083,706
3,278,000		Kraft Foods, Inc., 6.125%, due 08/23/18	3,482,921
1,994,000		Kraft Foods, Inc., 6.500%, due 08/11/17	2,160,343
2,893,000		Safeway, Inc., 6.250%, due 03/15/14	3,199,120
6,845,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	7,221,475
			24,147,565
		Forest Products & Paper: 0.1%
3,258,000		Domtar Corp., 10.750%, due 06/01/17	3,665,250
			3,665,250
		Gas: 0.3%
8,238,000		Sempra Energy, 6.500%, due 06/01/16	9,119,054
			9,119,054
		Healthcare - Products: 0.2%
6,215,000	&	Biomet, Inc., 10.375%, due 10/15/17	6,634,513
			6,634,513
		Healthcare - Services: 0.4%
3,225,000		HCA, Inc., 9.250%, due 11/15/16	3,341,906
6,220,000	&	HCA, Inc., 9.625%, due 11/15/16	6,484,350
3,258,000	#	US Oncology, Inc., 9.125%, due 08/15/17	3,445,335
			13,271,591
		Holding Companies - Diversified: 0.2%
6,476,000	@@, #	Hutchison Whampoa International Ltd., 4.625%, due 09/11/15	6,444,281
			6,444,281

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Home Builders: 0.1%
$2,806,000		Toll Brothers Finance Corp., 6.750%, due 11/01/19	$2,802,453
			2,802,453
		Hotels: 0.1%
1,560,000	#	Felcor Lodging L.P., 10.000%, due 10/01/14	1,517,100
			1,517,100
		Household Products/Wares: 0.0%
760,000	#	ACCO Brands Corp., 10.625%, due 03/15/15	798,000
			798,000
		Insurance: 2.2%
10,157,000	@@	Aegon NV, 3.598%, due 12/31/49	4,758,555
8,012,000		American International Group, Inc., 5.850%, due 01/16/18	5,809,485
4,824,000		Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	4,828,346
4,366,000		Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	4,147,639
4,601,000		Lincoln National Corp., 8.750%, due 07/01/19	5,330,369
8,805,000		Metlife, Inc., 7.717%, due 02/15/19	10,383,754
6,674,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	7,674,012
3,323,000		Principal Financial Group, Inc., 7.875%, due 05/15/14	3,675,717
2,449,000		Prudential Financial, Inc., 4.750%, due 09/17/15	2,434,935
2,288,000		Prudential Financial, Inc., 5.700%, due 12/14/36	2,056,951
4,220,000		Prudential Financial, Inc., 6.000%, due 12/01/17	4,283,836
4,395,000		Prudential Financial, Inc., 6.625%, due 12/01/37	4,502,458
3,798,000		Prudential Financial, Inc., 7.375%, due 06/15/19	4,246,084
2,600,000		UnumProvident Corp., 7.125%, due 09/30/16	2,634,252
			66,766,393
		Investment Companies: 0.1%
2,808,000	@@, #	Xstrata Finance Canada Ltd, 5.500%, due 11/16/11	2,921,651
			2,921,651
		Iron/Steel: 0.6%
7,878,000	@@	ArcelorMittal, 9.850%, due 06/01/19	9,333,271
8,734,000	@@, #	CSN Islands XI Corp., 6.875%, due 09/21/19	8,832,258
			18,165,529
		Lodging: 0.3%
7,542,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	7,752,980
			7,752,980
		Machinery - Diversified: 0.1%
3,990,000	#	Case New Holland, Inc., 7.750%, due 09/01/13	3,990,000
			3,990,000
		Media: 4.1%
6,230,000	#	Cablevision Systems Corp., 8.625%, due 09/15/17	6,463,625
2,270,000		Comcast Corp., 5.300%, due 01/15/14	2,431,370
3,261,000		Comcast Corp., 5.700%, due 05/15/18	3,434,335
2,093,000		Comcast Corp., 5.900%, due 03/15/16	2,252,376
2,810,000		Comcast Corp., 6.300%, due 11/15/17	3,083,537
3,373,000		Comcast Corp., 6.500%, due 01/15/17	3,707,511
3,935,000	#	COX Communications, Inc., 6.250%, due 06/01/18	4,181,669
3,855,000	#	COX Communications, Inc., 6.950%, due 06/01/38	4,171,522
3,573,000	#	Cox Communications, Inc., 8.375%, due 03/01/39	4,421,298
3,376,000	#	Cox Enterprises, Inc., 7.375%, due 07/15/27	3,663,655
3,239,000	#	DirecTV Holdings, LLC, 5.875%, due 10/01/19	3,234,951
2,054,000		Discovery Communications, LLC, 5.625%, due 08/15/19	2,111,781
3,225,000		Echostar DBS Corp., 7.125%, due 02/01/16	3,216,938
6,255,000	#	Mediacom LLC / Mediacom Capital Corp., 9.125%, due 08/15/19	6,458,288
3,740,000	#	News America, Inc., 5.650%, due 08/15/20	3,799,006
5,290,000		News America, Inc., 6.150%, due 03/01/37	5,192,881
4,379,000		News America, Inc., 6.650%, due 11/15/37	4,576,375
9,094,000		News America, Inc., 6.900%, due 03/01/19	10,165,655
1,133,000		Time Warner Cable, Inc., 6.200%, due 07/01/13	1,235,321
6,568,000		Time Warner Cable, Inc., 6.750%, due 07/01/18	7,268,195
11,237,000		Time Warner Cable, Inc., 8.750%, due 02/14/19	13,866,413
1,865,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	2,247,877
7,923,000		Time Warner, Inc., 5.500%, due 11/15/11	8,427,972
7,139,000		Time Warner, Inc., 7.700%, due 05/01/32	8,095,583
3,657,000		Viacom, Inc., 4.250%, due 09/15/15	3,652,165
1,809,000		Viacom, Inc., 5.625%, due 09/15/19	1,842,166
			123,202,465
		Mining: 0.6%
3,844,000		Newmont Mining Corp., 5.125%, due 10/01/19	3,849,747
4,969,000		Newmont Mining Corp., 6.250%, due 10/01/39	4,951,892
3,546,000	@@	Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	4,188,954
5,525,000	@@	Vale Overseas Ltd., 5.625%, due 09/15/19	5,647,539
			18,638,132
		Miscellaneous Manufacturing: 0.7%
1,640,000	@@, #, L	Bombardier, Inc., 8.000%, due 11/15/14	1,689,200
8,169,000		General Electric Co., 5.250%, due 12/06/17	8,397,299
8,763,000	@@	Tyco International Finance, 8.500%, due 01/15/19	10,699,474
			20,785,973
		Oil & Gas: 1.0%
3,218,000		Chesapeake Energy Corp., 7.250%, due 12/15/18	3,057,100
3,266,000		Hess Corp., 8.125%, due 02/15/19	3,930,282
5,283,000		Marathon Oil Corp., 6.500%, due 02/15/14	5,823,092
2,793,000		Marathon Oil Corp., 7.500%, due 02/15/19	3,227,085
4,010,000	@@, #	Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, due 08/14/19	4,561,375
6,235,000		Plains Exploration & Production Co., 8.625%, due 10/15/19	6,344,113

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas (continued)
$3,142,000	@@	Shell International Finance BV, 4.300%, due 09/22/19	$3,163,755
			30,106,802
		Oil & Gas Services: 0.1%
3,301,000	@@	Weatherford International, Ltd., 9.625%, due 03/01/19	4,139,058
			4,139,058
		Packaging & Containers: 0.1%
1,963,000	#	Solo Cup Co., 10.500%, due 11/01/13	2,090,595
			2,090,595
		Pharmaceuticals: 0.3%
3,066,000		Express Scripts, Inc., 6.250%, due 06/15/14	3,372,815
763,000		Express Scripts, Inc., 7.250%, due 06/15/19	897,715
3,046,000	@@	Novartis Securities Investment Ltd., 5.125%, due 02/10/19	3,248,693
			7,519,223
		Pipelines: 1.2%
5,758,000		Enbridge Energy Partners, 9.875%, due 03/01/19	7,162,457
4,845,000		Energy Transfer Partners, 9.700%, due 03/15/19	6,006,870
1,893,000		Northwest Pipeline Corp., 7.000%, due 06/15/16	2,156,498
3,597,000		Plains All American Pipeline L.P., 4.250%, due 09/01/12	3,700,291
7,126,000		Plains All American Pipeline LP, 5.750%, due 01/15/20	7,194,965
2,106,000	@@	Trans-Canada Pipelines, 7.125%, due 01/15/19	2,489,041
2,337,000	@@	Trans-Canada Pipelines, 7.625%, due 01/15/39	2,992,141
2,894,000		Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	3,208,552
1,848,000		Williams Cos., Inc., 8.750%, due 01/15/20	2,128,260
			37,039,075
		Regional Malls: 0.2%
5,624,000		Simon Property Group, Inc., 6.750%, due 05/15/14	6,037,617
			6,037,617
		Retail: 0.9%
7,764,000		CVS Caremark Corp., 6.125%, due 09/15/39	7,924,994
2,890,000		CVS Caremark Corp., 6.600%, due 03/15/19	3,263,637
4,360,000	#	Limited Brands, 8.500%, due 06/15/19	4,568,678
2,660,000	#	QVC, Inc., 7.500%, due 10/01/19	2,676,625
6,220,000	#	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	6,717,600
1,812,000		Yum! Brands, Inc., 5.300%, due 09/15/19	1,823,653
			26,975,187
		Telecommunications: 3.2%
6,783,000		AT&T, Inc., 6.550%, due 02/15/39	7,420,337
7,623,000		AT&T, Inc., 6.700%, due 11/15/13	8,644,383
1,938,000	@@	British Telecommunications PLC, 5.150%, due 01/15/13	2,020,537
5,566,000	@@	British Telecommunications PLC, 5.950%, due 01/15/18	5,647,442
5,224,000		CenturyTel, Inc., 7.600%, due 09/15/39	5,221,184
3,120,000		Cricket Communications, Inc., 9.375%, due 11/01/14	3,182,400
3,266,000		Cricket Communications, Inc., 10.000%, due 07/15/15	3,372,145
3,942,000		Embarq Corp., 6.738%, due 06/01/13	4,278,186
4,125,000		Embarq Corp., 7.995%, due 06/01/36	4,322,022
2,375,000		Frontier Communications Corp., 8.125%, due 10/01/18	2,401,719
6,223,000	@@, #	Intelsat Subsidiary Holding Co. Ltd., 8.875%, due 01/15/15	6,331,903
3,120,000		MetroPCS Wireless, Inc., 9.250%, due 11/01/14	3,205,800
3,110,000		Nextel Communications, Inc., 5.950%, due 03/15/14	2,767,900
3,258,000		Qwest Communications International, Inc., 7.500%, due 02/15/14	3,233,565
3,225,000		Sprint Nextel Corp., 6.000%, due 12/01/16	2,894,438
3,282,000	@@	Telefonica Emisones SAU, 5.855%, due 02/04/13	3,577,278
2,007,000	@@	Telefonica Emisones SAU, 5.877%, due 07/15/19	2,184,732
2,441,000	@@	Telefonica Emisones SAU, 6.421%, due 06/20/16	2,745,190
2,058,000		Verizon Communications, Inc., 7.350%, due 04/01/39	2,448,452
6,060,000		Verizon Communications, Inc., 8.950%, due 03/01/39	8,328,294
12,280,000	#	Verizon Wireless Capital LLC, 5.550%, due 02/01/14	13,283,558
			97,511,465
		Transportation: 0.9%
5,315,000		CSX Corp., 6.250%, due 04/01/15	5,883,902
7,491,000		CSX Corp., 7.450%, due 04/01/38	9,271,311
5,856,000		Union Pacific Corp., 5.125%, due 02/15/14	6,288,114
4,222,000		Union Pacific Corp., 5.700%, due 08/15/18	4,562,107
			26,005,434
		Total Corporate Bonds/Notes
		(Cost $1,069,090,700)	1,142,137,454
U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.9%
		Federal Home Loan Mortgage Corporation##: 8.9%
3,528,268	S	1.206%, due 04/15/32	3,474,217
5,246,985	S	3.343%, due 03/15/38	4,830,080
4,333,715	S, ^	4.936%, due 03/15/33	4,495,887
1,040,246	S	4.966%, due 04/01/35	1,091,954
50,261,000	W	5.000%, due 11/15/34	51,745,258
12,002,817	S, ^	5.000%, due 05/15/17-01/15/29	742,435
53,993,906	S	5.000%, due 08/15/16-02/15/35	56,685,491
57,800	S	5.072%, due 11/01/35	60,576
87,256,109	S	5.500%, due 08/15/20-02/15/34	91,330,825
77,466	S	5.701%, due 03/01/36	81,137
159,575	S	5.831%, due 12/01/37	167,392
4,100,000	W	6.000%, due 11/01/33	4,314,610
4,329,443	S, ^	6.000%, due 04/15/33	524,929
28,654,434	S	6.000%, due 01/15/29-02/01/36	30,772,451
55,466,214	S, ^	6.157%, due 10/15/37	5,989,935

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation## (continued)
$7,600,000	W	6.500%, due 11/15/34	$8,076,186
10,853,085	S, ^	6.507%, due 05/15/35	1,408,537
1,112,944	S	7.000%, due 09/01/26-11/01/31	1,221,612
415,209	S	7.500%, due 11/01/28	469,371
			267,482,883
		Federal National Mortgage Association##: 17.5%
473,405	S	0.386%, due 04/25/35	435,991
1,989,147	S	0.496%, due 07/25/36	1,932,043
312,148	S	0.596%, due 08/25/33	305,387
8,369,866	S, ^	4.000%, due 11/01/18	765,296
4,431,000	W	4.500%, due 10/15/18	4,588,854
1,168,501	S	4.950%, due 04/01/35	1,205,873
7,592,000	W	5.000%, due 11/15/37	7,812,643
64,353,207	S	5.000%, due 02/25/29-05/01/39	66,870,058
1,309,401	S	5.013%, due 07/01/35	1,378,367
796,282	S	5.253%, due 08/01/35	837,985
140,200,000	W	5.500%, due 10/15/35	146,662,379
24,474,331	S	5.500%, due 11/01/16-01/01/39	25,715,110
103,018,000	W	6.000%, due 10/14/39	108,700,061
6,457,784	S, ^	6.000%, due 08/25/33	1,083,931
39,503,644	S	6.000%, due 06/01/16-08/01/38	42,107,547
24,378,321	S, ^	6.204%, due 04/25/37	2,605,701
13,789,280	S, ^	6.344%, due 06/25/36	1,490,829
7,467,510	S, ^	6.354%, due 08/25/25	411,826
11,528,929	S, ^	6.454%, due 08/25/26	1,522,657
27,277,215	S, ^	6.494%, due 01/25/37	3,174,861
57,218,000	W	6.500%, due 10/01/31	61,160,664
6,199,109	S	6.500%, due 01/01/23-09/01/37	6,642,121
56,830,446	S, ^	6.504%, due 10/25/35	8,127,316
10,929,653	S	7.000%, due 08/01/25-04/01/38	11,969,540
1,427,630	S	7.500%, due 11/01/29-01/25/48	1,574,089
149,301	S	10.000%, due 02/25/19	173,471
6,023,697	S	14.884%, due 03/25/38	6,856,212
563,327	S	27.615%, due 02/25/34	707,366
8,212,963	S	28.215%, due 03/25/35	10,924,176
			527,742,354
		Government National Mortgage Association: 5.5%
45,712	S	4.125%, due 12/20/29	46,497
65,912	S	4.375%, due 04/20/28	67,430
45,400,000	W	4.500%, due 11/15/35	45,924,915
7,561,382	S	4.500%, due 04/15/39	7,691,343
9,406,000		4.500%, due 11/20/39	9,491,237
10,048,000	W	5.000%, due 03/15/38	10,360,433
109,668,114	S, ^	5.000%, due 04/20/38-06/16/39	15,142,247
12,372,000	W	5.500%, due 11/01/32	12,938,403
14,302,540	S	5.500%, due 09/15/38-09/15/39	15,037,780
8,428,803		5.500%, due 03/20/39-09/20/39	8,871,251
99,371,576	S, ^	5.954%, due 06/20/38-04/20/39	9,319,010
15,560,000	W	6.000%, due 10/01/32	16,427,968
879,205	S	6.000%, due 10/15/38	930,171
53,487,887	S, ^	6.054%, due 05/20/39	4,790,477
30,963,222	S, ^	6.154%, due 04/20/38	3,249,420
10,033,581	S, ^	6.259%, due 05/16/38	1,138,820
1,794,205	S	6.500%, due 01/15/29-01/15/32	1,938,794
563,207	S	7.000%, due 04/15/26-05/15/32	620,206
943,342	S	7.500%, due 04/15/22-06/15/32	1,057,104
			165,043,506
		Total U.S. Government Agency Obligations
		(Cost $933,668,155)	960,268,743
U.S. TREASURY OBLIGATIONS: 25.3%
		U.S. Treasury Notes: 25.3%
30,002,000	L	1.000%, due 08/31/11	30,064,134
264,627,000		1.000%, due 09/30/11	264,834,173
7,760,000		1.375%, due 09/15/12	7,749,089
135,610,000	S, L	1.750%, due 08/15/12	137,050,992
133,057,000	S	2.375%, due 08/31/14	133,597,611
2,476,000		2.625%, due 06/30/14	2,520,880
10,934,000	S, L	3.250%, due 06/30/16	11,203,086
78,447,000	L	3.625%, due 08/15/19	80,543,025
89,311,000	S	4.250%, due 05/15/39	92,422,952

		Total U.S. Treasury Obligations
		(Cost $755,397,284)	759,985,942
ASSET-BACKED SECURITIES: 2.9%
		Automobile Asset-Backed Securities: 1.9%
7,285,000	#, S	Bank of America Auto Trust, 2.130%, due 09/15/13	7,301,254
5,385,000	#, S	Bank of America Auto Trust, 2.670%, due 07/15/13	5,443,287
4,258,000	S	Harley-Davidson Motorcycle Trust, 2.620%, due 03/15/14	4,329,421
11,355,000	S	Harley-Davidson Motorcycle Trust, 3.190%, due 11/15/13	11,598,608
4,736,000	S	Harley-Davidson Motorcycle Trust, 5.520%, due 11/15/13	5,002,072
3,194,000	S	Honda Auto Receivables Owner Trust, 2.310%, due 05/15/13	3,244,438

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Automobile Asset-Backed Securities (continued)
$4,887,000	S	Honda Auto Receivables Owner Trust, 4.880%, due 09/18/14	$5,146,052
2,792,000	S	Hyundai Auto Receivables Trust, 2.030%, due 08/15/13	2,795,956
3,246,000	S	Nissan Auto Receivables Owner Trust, 2.940%, due 07/15/11	3,287,443
2,017,500	S	Nissan Auto Receivables Owner Trust, 4.280%, due 06/16/14	2,102,774
1,473,000	S	Nissan Auto Receivables Owner Trust, 4.460%, due 04/16/12	1,523,035
4,541,000	S	USAA Auto Owner Trust, 5.070%, due 06/15/13	4,778,204
			56,552,544
		Home Equity Asset-Backed Securities: 0.4%
5,784,236	S	GSAA Trust, 5.242%, due 06/25/34	5,372,627
3,328,000	#, S	Irwin Home Equity, 5.960%, due 08/25/37	1,072,950
350,262	S	Merrill Lynch Mortgage Investors Trust, 0.606%, due 07/25/34	245,392
2,393,176	S	Morgan Stanley Capital, Inc., 1.446%, due 06/25/33	1,436,501
134,159	S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	131,078
1,414,230	S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 06/25/37	1,285,637
4,000,000	S	Specialty Underwriting & Residential Finance, 0.446%, due 12/25/36	3,003,432
499,209	S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	488,520
500,000	S	Wells Fargo Home Equity Trust, 4.430%, due 05/25/34	473,841
			13,509,978
		Other Asset-Backed Securities: 0.6%
250,540	S	Amortizing Residential Collateral Trust, 0.496%, due 05/25/32	150,324
2,741,389	S	Bear Stearns Asset-Backed Securities, Inc., 0.626%, due 06/25/36	1,551,809
1,057,593	S	Bear Stearns Asset-Backed Securities, Inc., 0.646%, due 07/25/36	252,863
553,553	S	CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	582,552
383,309	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.846%, due 07/25/33	319,782
10,802	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	10,617
85,000	S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	41,387
4,605,015	S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	4,304,083
2,149,513	S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	1,660,406
3,360,000	#, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	2,570,128
2,876,000	#, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	1,610,450
2,232,811	S	Equity One, Inc., 5.050%, due 09/25/33	1,904,493
2,120,097	S	First Horizon Asset Back Trust, 0.376%, due 09/25/29	1,081,737
6,265,000	#, S, I	Hudson Mezzanine Funding, 0.994%, due 06/12/42	6
1,884,857	S	Lehman XS Trust, 0.526%, due 08/25/35	1,030,668
760,257	S	Merrill Lynch Mortgage Investors Trust, 0.426%, due 09/25/36	167,545
12,564	S	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	12,394
42,187	S	Residential Asset Mortgage Products, Inc., 0.866%, due 06/25/33	23,555
2,120,752	S	Structured Asset Securities Corp., 4.910%, due 06/25/33	1,560,112
			18,834,911
		Total Asset-Backed Securities
		(Cost $106,315,287)	88,897,433
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.6%
705,497	S	American Home Mortgage Assets, 1.691%, due 02/25/47	118,541
4,138,067	S	American Home Mortgage Assets, 1.901%, due 09/25/46	819,529
4,138,693	S	American Home Mortgage Investment Trust, 0.536%, due 11/25/45	2,179,610
14,106,735	S	American Home Mortgage Investment Trust, 0.626%, due 11/25/45	4,243,272
1,760,117	S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	1,803,979
10,106,087	S	Banc of America Funding Corp., 5.258%, due 09/20/35	7,005,247
4,446,431	S	Banc of America Funding Corp., 5.500%, due 03/25/36	3,828,525
4,769,201	S	Banc of America Mortgage Securities, Inc., 5.145%, due 09/25/35	4,268,884
1,074,584	S	Bear Stearns Alternative-A Trust, 0.566%, due 07/25/34	698,486
270,513	S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	273,887
1,329,300	S	Bear Stearns Commercial Mortgage Securities, 7.780%, due 02/15/32	1,335,733
9,152,273	S	Chase Mortgage Finance Corp., 5.405%, due 12/25/35	7,821,805
4,466,549	S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	4,141,334
5,915,000	S	Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49	5,164,578
5,385,303	#, S	Citigroup Mortgage Loan Trust, Inc., 5.463%, due 11/19/35	4,981,406
13,631,375	S	Commercial Mortgage Pass-through Certificates, 6.010%, due 12/10/49	12,318,041
2,191,961	S	Countrywide Alternative Loan Trust, 0.486%, due 11/25/46	616,860
3,273,531	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.566%, due 04/25/35	585,799
9,918,971	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.000%, due 04/25/35	8,366,823
3,844,939	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	2,742,412
11,679,263	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 10/25/35	9,300,547
1,142,835	S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	1,154,331
649,495	S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	646,186
1,048,933	S	Credit Suisse First Boston Mortgage Securities Corp., 5.000%, due 08/25/20	943,436
3,000,000	S	Fannie Mae, 5.000%, due 05/25/32	3,126,755
2,575,264	S	First Horizon Mortgage Pass-through Trust, 5.500%, due 12/25/35	2,322,166
3,236,757	S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	3,385,572
408,067	S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	412,880
541,547	S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	556,810
2,820,000	S	GE Capital Commercial Mortgage Corp., 6.531%, due 05/15/33	2,939,895
2,340,395	S	GMAC Commercial Mortgage Securities, Inc., 5.785%, due 11/15/39	2,391,804
2,925,548	S	GMAC Mortgage Corp. Loan Trust, 4.597%, due 10/19/33	2,849,788
14,353,625	S	GMAC Mortgage Corp. Loan Trust, 4.980%, due 06/25/34	12,710,996
6,072,196	S	GMAC Mortgage Corp. Loan Trust, 5.254%, due 03/18/35	5,769,129
4,138,408	S	GMAC Mortgage Corp. Loan Trust, 5.463%, due 11/19/35	3,535,183
122,559	S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	121,857
13,840,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	12,298,613
6,383,061	S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	5,763,446
2,554,899	S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	2,294,009
883,311	S	Harborview Mortgage Loan Trust, 0.596%, due 01/19/35	487,490

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

	Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$593,957		S	Homebanc Mortgage Trust, 1.106%, due 08/25/29	$356,320
	15,000,000	S	JPMorgan Alternative Loan Trust, 0.416%, due 08/25/36	6,385,617
	895,400	S	JPMorgan Alternative Loan Trust, 5.508%, due 01/25/36	607,818
	379,526,963	S, ^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.274%, due 02/15/51	2,727,850
	296,558	S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	301,520
	3,149,243	S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	3,208,762
	4,500,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	3,867,143
	328,859	S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.023%, due 04/15/45	333,760
	1,684,596	S	JPMorgan Commercial Mortgage Finance Corp., 7.371%, due 08/15/32	1,695,923
	12,288,053	S	JPMorgan Mortgage Trust, 4.777%, due 07/25/35	11,098,809
	4,740,711	S	JPMorgan Mortgage Trust, 4.956%, due 08/25/35	3,975,304
	8,228,484	S	JPMorgan Mortgage Trust, 5.294%, due 07/25/35	7,647,954
	11,387,528	S	JPMorgan Mortgage Trust, 5.395%, due 11/25/35	10,157,064
	430,974	S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	431,935
	6,715,000	S	LB-UBS Commercial Mortgage Trust, 5.156%, due 02/15/31	6,332,599
	5,110,000	S	LB-UBS Commercial Mortgage Trust, 5.197%, due 11/15/30	5,014,965
	9,070,000	S	LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	8,280,282
	11,815,000	S	LB-UBS Commercial Mortgage Trust, 6.080%, due 06/15/38	11,213,875
	10,000,000	S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	10,491,781
	8,894,336	S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	9,090,644
	4,399,011		Lehman Mortgage Trust, 5.000%, due 12/25/35	3,290,934
	3,320,148	S	Lehman Mortgage Trust, 6.421%, due 04/25/36	2,887,982
	2,792,794	S	Luminent Mortgage Trust, 0.446%, due 10/25/46	1,284,502
	320,352	S	MASTR Adjustable Rate Mortgages Trust, 1.791%, due 01/25/47	79,178
	62,963	S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	54,754
	474,765	S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	448,683
	1,180,446	S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	1,164,721
	3,398,806	#, S	MASTR Reperforming Loan Trust, 0.606%, due 07/25/35	2,860,111
	832,557	S	MLCC Mortgage Investors, Inc., 0.476%, due 04/25/29	726,276
	380,791	S	MLCC Mortgage Investors, Inc., 0.566%, due 01/25/29	322,868
	7,280,000	S	Morgan Stanley Capital I, 5.283%, due 12/15/43	7,268,064
	1,598,844	S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	1,624,274
	4,694,801	S	Morgan Stanley Dean Witter Capital I, 6.390%, due 10/15/35	5,006,809
	678,380	S	Morgan Stanley Dean Witter Capital I, 7.200%, due 10/15/33	698,268
	58,811	S	MortgageIT Trust, 0.616%, due 11/25/35	10,234
	3,764,000	S	New York Mortgage Trust, Inc., 5.651%, due 05/25/36	2,819,440
	1,766,709	S	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,886,724
	1,461,448	S	Prime Mortgage Trust, 0.746%, due 02/25/35	842,702
	1,737,686	S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	1,751,330
	9,162,772	S	RAAC Series, 5.250%, due 09/25/34	8,822,572
	798,343	S	Residential Funding Mortgage Securities I, 0.696%, due 05/25/33	774,461
	577,545	S	Sequoia Mortgage Trust, 0.516%, due 01/20/35	409,217
	689,150	S	Structured Adjustable Rate Mortgage Loan Trust, 0.556%, due 07/25/35	364,521
	1,090,826	S	Structured Asset Mortgage Investments, Inc., 0.486%, due 04/19/35	592,053
	5,284,067	S	Structured Asset Mortgage Investments, Inc., 3.198%, due 12/27/35	2,731,350
	946,220	S	Structured Asset Securities Corp., 5.500%, due 07/25/33	839,192
	1,530,951	S	Thornburg Mortgage Securities Trust, 0.596%, due 12/25/33	1,226,848
	1,653,962	S	Thornburg Mortgage Securities Trust, 0.616%, due 09/25/44	1,320,586
	6,970,000	S	TIAA Seasoned Commercial Mortgage Trust, 6.069%, due 08/15/39	7,248,181
	8,900,000	S	Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48	8,034,147
	2,671,866	S	Wachovia Bank Commercial Mortgage Trust, 5.506%, due 03/15/45	2,728,322
	6,899,267	S	Washington Mutual Mortgage Pass-through Certificates, 0.536%, due 09/25/46	1,038,814
	787,520	S	Washington Mutual Mortgage Pass-through Certificates, 0.556%, due 01/25/45	497,022
	1,029,129	S	Washington Mutual Mortgage Pass-through Certificates, 0.566%, due 08/25/45	650,006
	1,495,036	S	Washington Mutual Mortgage Pass-through Certificates, 0.646%, due 08/25/45	612,054
	761,038	S	Washington Mutual Mortgage Pass-through Certificates, 0.670%, due 06/25/44	489,649
	6,682,956	S	Washington Mutual Mortgage Pass-through Certificates, 1.601%, due 03/25/47	3,469,213
	676,433	S	Washington Mutual Mortgage Pass-through Certificates, 1.711%, due 12/25/46	217,149
	4,444,083	S	Washington Mutual Mortgage Pass-through Certificates, 1.711%, due 07/25/47	2,381,035
	7,033,410	S	Washington Mutual Mortgage Pass-through Certificates, 1.741%, due 11/25/46	3,312,889
	1,314,656	S	Washington Mutual Mortgage Pass-through Certificates, 1.742%, due 11/25/46	374,668
	5,738,462	S	Washington Mutual Mortgage Pass-through Certificates, 1.871%, due 05/25/46	1,047,519
	8,754,750	S	Washington Mutual Mortgage Pass-through Certificates, 1.891%, due 06/25/46	4,300,418
	2,986,224	S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	2,708,550
	15,907,136	S	Wells Fargo Mortgage-Backed Securities Trust, 4.418%, due 10/25/35	13,800,860
	4,243,000	S	Wells Fargo Mortgage-Backed Securities Trust, 4.769%, due 07/25/34	4,052,273
	2,977,464	S	Wells Fargo Mortgage-Backed Securities Trust, 4.868%, due 08/25/34	2,881,386
	4,485,672	S	Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 12/25/33	3,967,850
	10,221,970	#, S	Wells Fargo Mortgage-Backed Securities Trust, 5.321%, due 06/26/35	8,637,565
	6,054,045	S	Wells Fargo Mortgage-Backed Securities Trust, 5.918%, due 11/25/36	4,318,129
			Total Collateralized Mortgage Obligations
			(Cost $436,915,015)	378,421,922
OTHER BONDS: 2.6%
			Foreign Government Bonds: 2.6%
BRL	30,434,000		Brazil Notas do Tesouro Nacional, 6.000%, due 08/15/12	31,657,355
BRL	61,968,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	31,559,922
	$14,907,000		Indonesia Government International Bond, due 01/25/12	14,907,000
			Total Other Bonds
			(Cost $70,781,423)	78,124,277

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 0.2%
		Diversified Financial Services: 0.2%
8,933	#, P	Zurich RegCaPS Funding Trust		$6,202,852
		Total Preferred Stock
		(Cost $8,486,350)		6,202,852
		Total Long-Term Investments
		(Cost $3,380,654,214)		3,414,038,623
SHORT-TERM INVESTMENTS: 6.4%
		Affiliated Mutual Fund: 0.1%
3,023,000	S	ING Institutional Prime Money Market Fund - Class I		3,023,000
		Total Mutual Fund
		(Cost $3,023,000)		3,023,000

Principal Amount				Value
		Commercial Paper: 5.1%
$30,000,000	S	Concord Minutemen Capital Co., LLC, 0.440%, due 10/01/09		$29,999,629.00
30,000,000	S	Crown Point Capital Co., 0.400%, due 10/21/09		29,993,000
30,000,000	S	Crown Point Capital Co., 0.440%, due 10/01/09		29,999,629
36,000,000		Dexia, 0.400%, due 10/01/09		35,999,870
5,500,000	S	Kraft Food, Inc., 0.350%, due 10/29/09		5,498,449
16,500,000	S	Time Warner, 0.380%, due 10/13/09		16,497,736
4,000,000		Time Warner, 0.380%, due 10/21/09		3,999,113
2,000,000	S	Time Warner, 0.400%, due 10/05/09		1,999,891
		Total Commercial Paper
		(Cost $153,987,317)		153,987,317
		Securities Lending Collateral(CC): 1.3%
30,250,009		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		30,250,009
9,207,559		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		7,366,047
		Total Securities Lending Collateral
		(Cost $39,457,568)		37,616,056
		Total Short-Term Investments
		(Cost $196,467,885)		194,626,373
		Total Investments in Securities
		(Cost $3,577,122,099)*	119.9%	$3,608,664,996
		Other Assets and Liabilities - Net	(19.9)	(599,355,610)
		Net Assets	100.0%	$3,009,309,386

	@@	Foreign Issuer
	&	Payment-in-kind
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	±	Defaulted security
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	BRL	Brazilian Real
		At September 30, 2009, the Portfolio received $1,130,000 in derivatives collateral from various counterparties which is held in a segregated account.

	*	Cost for federal income tax purposes is $3,578,983,635.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$149,086,531
		Gross Unrealized Depreciation		(119,405,170)
		Net Unrealized Appreciation		$29,681,361

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Preferred Stock	$—	$6,202,852	$—	$6,202,852
Corporate Bonds/Notes	—	1,141,055,002	1,082,452	1,142,137,454
U.S. Government Agency Obligations	—	960,268,743	—	960,268,743
U.S. Treasury Obligations	—	759,985,942	—	759,985,942
Asset-Backed Securities	—	88,747,103	150,330	88,897,433
Collateralized Mortgage Obligations	—	364,802,951	13,618,971	378,421,922
Other Bonds	—	46,564,355	31,559,922	78,124,277
Short-Term Investments	33,273,009	161,353,364	—	194,626,373
Total Investments, at value	$33,273,009	$3,528,980,312	$46,411,675	$3,608,664,996
Other Financial Instruments+:
Forward foreign currency contracts	—	103,467	—	103,467
Swaps	—	11,312,238	—	11,312,238
Total Assets	$33,273,009	$3,540,396,017	$46,411,675	$3,620,080,701

Liabilities Table
Other Financial Instruments+:
Futures	(3,302,851)	—	—	(3,302,851)
Swaps	—	(9,030,726)	—	(9,030,726)
Total Liabilities	$(3,302,851)	$(9,030,726)	$—	$(12,333,577)

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2009:

	Beginning Balance					Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	at 12/31/2009	Purchases	Issuances	Settlements	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 09/30/2009
Asset Table
Investments, at value
Preferred Stock	2,238,800	—	—	—	(2,805,884)	—	(13,401,298)	13,968,382	—	—	—
Corporate Bonds/Notes	12,707,905	—	—	—	(12,642,100)	(360,508)	(4,431,536)	4,727,191	1,081,500	—	1,082,452
Asset-Backed Securities	8,989,267	—	—	—	(8,210,461)	(43,724)	(1,847,877)	1,112,801	150,324	—	150,330
Collateralized Mortgage Obligations	321,571	11,053,819	—	—	(3,267,654)	11,425	(218,192)	736,596	4,981,406	—	13,618,971
Other Bonds	19,265,017	65,796,062	—	—	(49,637,851)	(451,971)	1,304,080	8,332,061	—	(13,047,476)	31,559,922
Total Investments, at value	$43,522,560	$76,849,881	$—	$—	$(76,563,950)	$(844,778)	$(18,594,823)	$28,877,031	$6,213,230	$(13,047,476)	$46,411,675
Other Financial Instruments+:
Swaps	$1,701,544	$—	$—	$—	$(1,625,672)	$—	$1,625,672	$(1,701,544)	$—	$—	$—
Total Assets	$45,224,104	$76,849,881	$—	$—	$(78,189,622)	$(844,778)	$(16,969,151)	$27,175,487	$6,213,230	$(13,047,476)	$46,411,675

As of September 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $7,720,396.

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

At September 30, 2009 the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Indonesian Rupiah
IDR 73,271,541,000	BUY	10/15/09	7,539,000	7,559,059	$20,059
Indian Rupee
INR 718,681,828	BUY	10/15/09	14,839,600	14,923,008	83,408
					$103,467

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Intermediate Bond Portfolio Open Futures Contracts on September 30, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 2-Year Note	2,158	12/31/09	$(798,838)
U.S. Treasury 10-Year Note	621	12/21/09	(1,013,173)
U.S. Treasury Long Bond	611	12/21/09	(1,490,840)
			$(3,302,851)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2009:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

	Reference	Buy/Sell	(Pay)/Receive	Termination	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Entity/Obligation	Protection (1)	Fixed Rate (%)	Date	Amount (4)		Value (5)	Paid/ (Received)	(Depreciation)

Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	2,758,500	$(13,392)	$—	$(13,392)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	1,710,000	492,404	459,167	33,237
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	3,460,000	996,326	891,678	104,648
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	13,751,000	3,959,674	1,928,539	2,031,135

							$5,435,012	$3,279,384	$2,155,628

Credit Default Swaps on Credit Indices - Sell Protection (2)

	Reference	Buy/Sell	(Pay)/Receive	Termination	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Entity/Obligation	Protection (2)	Fixed Rate (%)	Date	Amount (4)		Value (5)	Paid/ (Received)	(Depreciation)

Barclays Bank PLC	CDX.EM.11 Index	Sell	5.000	06/20/14	USD	29,843,000	$2,966,799	$2,246,821	$719,978
Barclays Bank PLC	CDX.EM.11 Index	Sell	5.000	06/20/14	USD	29,033,000	2,886,275	2,196,793	689,482

							$5,853,074	$4,443,614	$1,409,460

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection (2)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/09 (%) (3)	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	2.40	USD	2,761,000	$10,760	$—	$10,760
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	36.27	USD	1,710,000	(996,165)	(510,904)	(485,261)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	36.27	USD	3,460,000	(2,015,632)	(1,127,710)	(887,922)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	36.27	USD	3,435,000	(2,001,069)	(1,013,298)	(987,771)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	36.27	USD	6,874,000	(4,004,468)	(1,017,618)	(2,986,850)

								$(9,006,574)	$(3,669,530)	$(5,337,044)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Credit contracts	$2,281,512
Foreign echange contracts	103,467
Interest rate contracts	(3,302,851)
Total	$(917,872)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 24, 2009